Goodwill and Other Intangible Assets - Narrative (Details)			12 Months Ended
	Feb. 01, 2016 USD ($) reporting_unit	Mar. 23, 2015	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Apr. 30, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets			$ 204,700,000	$ 110,300,000	$ 98,700,000
Weighted-average useful life of the finite-lived intangible assets			22 years
Estimated amortization expense for 2017			$ 206,900,000
Estimated amortization expense for 2018			204,400,000
Estimated amortization expense for 2019			202,700,000
Estimated amortization expense for 2020			198,300,000
Estimated amortization expense for 2021			$ 196,700,000
Number of reporting units | reporting_unit	7
Goodwill impairment	$ 0
Customer and Contractual Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets			23 years
Patents And Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets			13 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets			$ 8,000,000
Weighted-average useful life of the finite-lived intangible assets		15 years	16 years
Trademarks [Member] | Big Heart [Member]
Finite-Lived Intangible Assets [Line Items]
Change in hypothetical expected long-term growth rate	5.00%
Pet food [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting unit, amount of fair value in excess of carrying amount	$ 198,000,000
Reporting unit, percentage of fair value in excess of carrying amount	4.00%
Change in hypothetical expected long-term growth rate	5.00%